Assets Held for Sale - Assets Held for Sale (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	[1]
Assets Held For Sale [Line Items]
Impairment loss		$ 7.6
Carrying value	$ 4,892.9	4,524.6	[1]	$ 4,295.6
Damang Mining Fleet and Related Spare [Member]
Assets Held For Sale [Line Items]
Carrying value of mining fleet	18.6
Carrying value of related spared	7.8
APP [Member]
Assets Held For Sale [Line Items]
Carrying value	$ 40.0	$ 1.0
Refiner royalty	2.00%

[1]	As Restated - Refer note 40 for further details.